Net income (loss) per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 209,130	$ 32,143	¥ 85,424	¥ 22,621
Change in redemption value of preferred shares				(25,332)
Net (income) loss attributable to noncontrolling interests	(264)	(41)	1,209
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ 208,866	$ 32,102	¥ 86,633	¥ (2,711)
Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	¥ 1.29	$ 0.2	¥ 0.58	¥ (0.03)
Diluted | (per share)	1.19	0.18	0.53	(0.03)
Net income (loss) per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic | (per share)	3.87	0.59	1.74	(0.08)
Diluted | (per share)	¥ 3.56	$ 0.55	¥ 1.59	¥ (0.08)
Weighted average number of ordinary shares
Basic	162,113,815	162,113,815	149,935,100	102,987,119
Diluted	176,115,049	176,115,049	163,926,674	102,987,119